Fresh Start Accounting (Details)	Nov. 19, 2018
Predecessor
Fresh-Start Adjustment [Line Items]
Maximum percentage of voting shares of emerging entity to qualify for fresh-start accounting under ASC 852 (as a percent)	50.00%